Related Party Balances and Transactions - R&D (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 8,194	¥ 3,402	¥ 341
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	7,265	1,449	¥ 341
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 929
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service		¥ 1,953